Revenue Recognition - Schedule of Disaggregation of Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 156,849	$ 144,841
Software
Disaggregation of Revenue [Line Items]
Total revenue	134,000	120,134
Services
Disaggregation of Revenue [Line Items]
Total revenue	$ 22,849	$ 24,707